UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

Putnam International Equity Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Australia (3.2%)
CSL, Ltd.	189,142	$7,004,712
National Australia Bank, Ltd.	514,170	13,776,427
Qantas Airways, Ltd. (NON)	4,722,166	10,670,065
Telstra Corp., Ltd.	4,977,229	14,548,092
		45,999,296

Belgium (1.4%)
Anheuser-Busch InBev NV	354,542	20,236,871
		20,236,871

Brazil (0.7%)
Petroleo Brasileiro SA ADR (Preference)	292,824	10,406,965
		10,406,965

Canada (3.5%)
Agrium, Inc.	122,160	11,290,373
National Bank of Canada	189,931	15,448,192
Nexen, Inc.	955,392	23,837,953
		50,576,518

China (6.7%)
Changyou.com, Ltd. ADR (NON) (S)	134,265	4,323,333
China Construction Bank Corp.	12,376,000	11,598,025
China Mobile, Ltd.	1,438,000	13,244,980
China National Materials Co., Ltd.	8,124,000	7,310,451
China Power New Energy Development Co., Ltd. (NON)	38,392,000	3,257,324
China Shanshui Cement Group, Ltd.	7,222,000	6,740,160
China WindPower Group, Ltd. (NON)	69,160,000	7,379,200
Industrial and Commercial Bank of China, Ltd.	22,241,000	18,469,837
PCD Stores, Ltd.	25,184,000	6,895,735
Perfect World Co., Ltd. ADR (NON)	188,700	3,996,666
Ping An Insurance (Group) Co. of China, Ltd.	1,366,500	13,851,205
		97,066,916

Denmark (1.0%)
Pandora A/S (NON) (S)	277,567	14,194,082
		14,194,082

Finland (0.7%)
Fortum OYJ	294,541	10,021,580
		10,021,580

France (13.6%)
Arkema	137,150	12,482,159
AXA SA	640,656	13,414,464
BNP Paribas SA	361,223	26,473,593
Christian Dior SA	193,654	27,315,587
Sanofi-Aventis	550,066	38,645,973
Schneider Electric SA	71,321	12,214,294
Societe Generale	181,284	11,803,273
Technip SA	154,354	16,494,077
Total SA	633,114	38,618,845
		197,462,265

Germany (11.8%)
Allianz SE	149,649	21,044,772
BASF SE	270,314	23,426,939
Biotest AG (Preference)	78,319	5,129,323
Deutsche Post AG	1,508,315	27,244,748
Henkel AG & Co. KGaA	231,431	14,365,011
Kabel Deutschland Holding AG (NON)	350,070	18,592,172
Metro AG	262,321	17,960,518
MTU Aero Engines Holding AG	258,136	17,540,184
Porsche Automobil Holding SE (Rights) (NON) (S)	333,175	2,894,107
Porsche Automobil Holding SE (Preference) (S)	333,175	21,863,114
		170,060,888

Hong Kong (1.2%)
Henderson Land Development Co., Ltd.	1,633,000	11,314,912
Longtop Financial Technologies Ltd. ADR (NON) (S)	215,400	6,767,868
		18,082,780

Ireland (2.9%)
Covidien PLC (S)	204,409	10,617,003
Kerry Group PLC Class A	318,358	11,876,254
WPP PLC	1,541,006	19,026,371
		41,519,628

Israel (0.9%)
Teva Pharmaceutical Industries, Ltd. ADR	256,100	12,848,537
		12,848,537

Italy (1.0%)
Fiat SpA	1,581,351	14,349,368
		14,349,368

Japan (20.2%)
Aisin Seiki Co., Ltd.	374,100	13,004,343
Inpex Holdings, Inc.	2,261	17,172,496
Japan Tobacco, Inc.	8,807	31,854,881
Kyocera Corp.	75,500	7,660,869
Lawson, Inc.	159,900	7,717,850
Mitsubishi Electric Corp.	1,435,000	16,961,603
Mitsubishi Tanabe Pharma	867,400	14,094,728
Mitsui & Co., Ltd.	1,463,500	26,264,787
Nintendo Co., Ltd.	26,000	7,032,017
Nippon Telegraph & Telephone (NTT) Corp.	458,400	20,608,137
Nissan Motor Co., Ltd.	2,305,500	20,479,767
NTT DoCoMo, Inc.	9,567	16,835,525
ORIX Corp. (S)	321,310	30,127,647
Sankyo Co., Ltd.	275,500	14,143,085
Sumitomo Heavy Industries, Ltd.	2,147,000	14,032,511
Sumitomo Mitsui Financial Group, Inc.	559,100	17,402,896
Toyo Suisan Kaisha, Ltd.	770,000	16,738,325
		292,131,467

Netherlands (1.4%)
ING Groep NV (NON)	1,609,561	20,413,204
		20,413,204

Russia (3.0%)
Mobile Telesystems ADR (S)	363,700	7,721,351
Sberbank OJSC (NON) (FWC)	5,573,355	20,944,668
Synergy Co. (NON) (FWC)	140,493	5,535,424
Uralkali GDR	212,757	8,823,033
		43,024,476

South Korea (2.2%)
KEPCO Engineering & Construction Co., Inc.	111,162	7,428,027
Samsung Electronics Co., Ltd.	9,525	8,092,712
Shinhan Financial Group Co., Ltd.	358,580	16,295,376
		31,816,115

Spain (2.0%)
Banco Santander Central Hispano SA	1,734,767	20,180,631
Criteria Caixacorp SA	1,249,111	8,828,203
		29,008,834

Sweden (0.8%)
Volvo AB Class B (NON) (S)	631,737	11,130,958
		11,130,958

Switzerland (1.6%)
Actelion NV (NON)	118,420	6,829,811
Syngenta AG	51,861	16,893,663
		23,723,474

Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	2,950,000	7,082,448
Wistron Corp.	6,736,000	10,674,429
		17,756,877

United Kingdom (16.2%)
Barclays PLC	3,578,625	15,957,512
BG Group PLC	1,079,672	26,903,662
Britvic PLC	733,544	4,661,014
Cairn Energy PLC (NON)	2,952,408	21,918,968
Centrica PLC	2,104,280	10,997,535
GlaxoSmithKline PLC	872,756	16,678,810
Kingfisher PLC	1,800,116	7,111,591
Reckitt Benckiser Group PLC	416,581	21,430,315
Rio Tinto PLC	557,996	39,256,700
Schroders PLC	272,057	7,587,826
Telecity Group PLC (NON)	1,076,574	8,795,137
Tullow Oil PLC	446,931	10,397,210
Vedanta Resources PLC	339,218	12,965,256
Xstrata PLC	1,270,824	29,747,654
		234,409,190

United States (2.5%)
ACE, Ltd.	181,200	11,723,640
First Solar, Inc. (NON) (S)	51,800	8,331,512
Tyco International, Ltd.	350,118	15,674,783

		35,729,935

Total common stocks (cost $1,207,021,764)		$1,441,970,224

SHORT-TERM INVESTMENTS (5.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	83,752,430	$83,752,430
SSgA Prime Money Market Fund 0.11% (i) (P)	50,000	50,000
U.S. Treasury Bills, for effective yields ranging from
0.15% to 0.18%, November 17, 2011 (SEGSF)	$1,448,000	1,446,490
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.21%, October 20, 2011 (SEGSF)	146,000	145,835

Total short-term investments (cost $85,394,873)		$85,394,755

TOTAL INVESTMENTS

Total investments (cost $1,292,416,637)(b)		$1,527,364,979

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $462,284,098) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$5,208,905	$5,090,236	$118,669
	British Pound	Buy	4/20/11	7,450,694	7,569,637	(118,943)
	Canadian Dollar	Sell	4/20/11	11,124,561	11,046,995	(77,566)
	Euro	Sell	4/20/11	12,462,302	12,088,044	(374,258)
	Norwegian Krone	Sell	4/20/11	2,793,686	2,765,548	(28,138)
	Swedish Krona	Buy	4/20/11	3,558,986	3,543,700	15,286
	Swiss Franc	Buy	4/20/11	15,515,183	15,289,373	225,810

Barclays Bank PLC
	British Pound	Sell	4/20/11	2,171,888	2,194,174	22,286
	Canadian Dollar	Buy	4/20/11	8,807,413	8,723,298	84,115
	Euro	Sell	4/20/11	10,622,897	10,307,395	(315,502)
	Hong Kong Dollar	Buy	4/20/11	4,441,643	4,431,690	9,953
	Japanese Yen	Sell	4/20/11	9,808,001	9,974,573	166,572
	Norwegian Krone	Buy	4/20/11	9,353,881	9,266,978	86,903
	Singapore Dollar	Buy	4/20/11	7,112,772	7,077,506	35,266
	Swedish Krona	Buy	4/20/11	939,282	936,920	2,362
	Swiss Franc	Buy	4/20/11	9,262,659	9,123,139	139,520

Citibank, N.A.
	Australian Dollar	Buy	4/20/11	5,423,968	5,301,018	122,950
	British Pound	Sell	4/20/11	789,982	802,686	12,704
	Danish Krone	Buy	4/20/11	2,741,250	2,691,977	49,273
	Euro	Sell	4/20/11	13,734,427	13,323,320	(411,107)
	Hong Kong Dollar	Buy	4/20/11	197,777	197,555	222
	Norwegian Krone	Sell	4/20/11	1,027,103	1,017,247	(9,856)
	Singapore Dollar	Buy	4/20/11	10,946	10,896	50
	Swedish Krona	Buy	4/20/11	10,289,971	10,256,418	33,553
	Swiss Franc	Buy	4/20/11	7,514,096	7,403,859	110,237

Credit Suisse AG
	Australian Dollar	Buy	4/20/11	4,072,037	3,980,645	91,392
	British Pound	Buy	4/20/11	6,471,329	6,574,516	(103,187)
	Canadian Dollar	Sell	4/20/11	4,629,343	4,599,658	(29,685)
	Euro	Sell	4/20/11	9,190,213	8,912,084	(278,129)
	Japanese Yen	Sell	4/20/11	8,749,630	8,895,886	146,256
	Norwegian Krone	Buy	4/20/11	1,513,053	1,497,894	15,159
	Swedish Krona	Buy	4/20/11	4,969,653	4,949,168	20,485
	Swiss Franc	Buy	4/20/11	4,283,057	4,221,130	61,927

Deutsche Bank AG
	Australian Dollar	Buy	4/20/11	948,907	927,065	21,842
	Euro	Sell	4/20/11	1,030,788	999,796	(30,992)
	Swedish Krona	Buy	4/20/11	2,951,160	2,935,889	15,271
	Swiss Franc	Buy	4/20/11	4,674,659	4,606,920	67,739

Goldman Sachs International
	Australian Dollar	Buy	4/20/11	3,859,352	3,771,615	87,737
	British Pound	Buy	4/20/11	4,201,296	4,268,496	(67,200)
	Euro	Sell	4/20/11	1,545,118	1,498,868	(46,250)
	Japanese Yen	Sell	4/20/11	3,068,556	3,120,784	52,228
	Norwegian Krone	Buy	4/20/11	1,274,532	1,260,588	13,944
	Swedish Krona	Buy	4/20/11	6,455,694	6,427,815	27,879

HSBC Bank USA, National Association
	Australian Dollar	Sell	4/20/11	2,309,736	2,257,696	(52,040)
	British Pound	Sell	4/20/11	267,450	270,013	2,563
	Euro	Sell	4/20/11	5,236,563	5,080,705	(155,858)
	Hong Kong Dollar	Buy	4/20/11	2,353,569	2,350,967	2,602
	Norwegian Krone	Sell	4/20/11	4,090,687	4,048,833	(41,854)
	Swiss Franc	Buy	4/20/11	4,936,490	4,862,134	74,356

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/20/11	8,659,233	8,462,711	196,522
	British Pound	Buy	4/20/11	6,022,045	6,118,106	(96,061)
	Euro	Sell	4/20/11	9,413,378	9,131,744	(281,634)
	Hong Kong Dollar	Sell	4/20/11	4,286,653	4,281,937	(4,716)
	Japanese Yen	Sell	4/20/11	7,780,357	7,913,413	133,056
	Norwegian Krone	Buy	4/20/11	9,588,201	9,494,097	94,104
	Singapore Dollar	Buy	4/20/11	19,437,178	19,349,586	87,592
	Swedish Krona	Buy	4/20/11	3,488,593	3,476,245	12,348
	Swiss Franc	Buy	4/20/11	9,211,035	9,072,975	138,060

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/11	5,432,451	5,301,127	131,324
	British Pound	Sell	4/20/11	446,875	451,624	4,749
	Euro	Sell	4/20/11	11,703,372	11,347,866	(355,506)
	Israeli Shekel	Buy	4/20/11	4,669,410	4,494,897	174,513
	Japanese Yen	Sell	4/20/11	19,703,621	20,041,205	337,584
	Swedish Krona	Buy	4/20/11	6,345,806	6,320,348	25,458
	Swiss Franc	Buy	4/20/11	6,669,992	6,572,704	97,288

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/11	3,300,021	3,223,947	76,074
	Canadian Dollar	Sell	4/20/11	1,832,852	1,820,073	(12,779)

	Euro	Sell	4/20/11	220,042	220,410	368
	Israeli Shekel	Buy	4/20/11	4,669,382	4,495,155	174,227
	Norwegian Krone	Sell	4/20/11	374,312	370,502	(3,810)
	Swedish Krona	Sell	4/20/11	5,812,355	5,791,845	(20,510)

UBS AG
	Australian Dollar	Buy	4/20/11	998,561	975,706	22,855
	British Pound	Buy	4/20/11	7,076,746	7,184,287	(107,541)
	Euro	Sell	4/20/11	5,774,600	5,601,996	(172,604)
	Israeli Shekel	Sell	4/20/11	11,205,637	10,782,095	(423,542)
	Norwegian Krone	Buy	4/20/11	368,645	364,507	4,138
	Swedish Krona	Buy	4/20/11	4,237,157	4,217,227	19,930
	Swiss Franc	Buy	4/20/11	7,857,893	7,742,612	115,281

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	1,252,107	1,223,394	28,713
	British Pound	Buy	4/20/11	6,606,901	6,712,456	(105,555)
	Canadian Dollar	Sell	4/20/11	3,998,510	3,972,951	(25,559)
	Euro	Sell	4/20/11	3,228,933	3,132,032	(96,901)
	Japanese Yen	Sell	4/20/11	9,702,196	9,868,971	166,782

Total						$130,794

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $1,455,995,213.

(b) The aggregate identified cost on a tax basis is $1,313,515,966, resulting in gross unrealized appreciation and depreciation of $253,995,666 and $40,146,653, respectively, or net unrealized appreciation of $213,849,013.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $80,294,278. The fund received cash collateral of $83,752,430 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,432 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $294,659,593 and $308,202,227, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or security, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $1,386,954 to cover certain derivatives contracts.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Commercial banks	13.0%
Oil, gas, and consumable fuels	10.3

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $565,200,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,151,136 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,591,972.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Australia	$45,999,296	$--	$--

Belgium	20,236,871	--	--

Brazil	10,406,965	--	--

Canada	50,576,518	--	--

China	97,066,916	--	--

Denmark	14,194,082	--	--

Finland	10,021,580	--	--

France	197,462,265	--	--

Germany	170,060,888	--	--

Hong Kong	18,082,780	--	--

Ireland	41,519,628	--	--

Isreal	12,848,537	--	--

Italy	14,349,368	--	--

Japan	292,131,467	--	--

Netherlands	20,413,204	--	--

Russia	43,024,476	--	--

South Korea	31,816,115	--	--

Spain	29,008,834	--	--

Sweden	11,130,958	--	--

Switzerland	23,723,474	--	--

Taiwan	17,756,877	--	--

United Kingdom	234,409,190	--	--

United States	35,729,935	--	--

Total common stocks	1,441,970,224	--	--

Short-term investments	50,000	85,344,755	--

Totals by level	$1,442,020,224	$85,344,755	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$130,794	$--

Totals by level	$--	$130,794	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$3,978,077	$3,847,283

Total	$3,978,077	$3,847,283

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 27, 2011